Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chairman and Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)		€ 1,338	€ 1,569
Share-based payment transactions		109	104
Director fees Genfit Corp (net)		22	30
TOTAL		1,469	€ 1,703
Chief Executive Officer
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	€ 534	140
Share-based payment transactions	41
TOTAL	€ 575	€ 140